Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance			$ (549,762)	$ (489,244)
Other comprehensive income (loss) before reclassifications	(210,965)	(96,790)
AOCI reclassifications	26,107	25,911
Other comprehensive income loss net of taxes	(184,858)	(70,879)
Ending Balance OCI	(734,620)	(560,123)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(121,856)	(138,341)
Other comprehensive income (loss) before reclassifications	(4,287)	124
AOCI reclassifications	17,929	14,122
Other comprehensive income loss net of taxes	13,642	14,246
Ending Balance OCI	(108,214)	(124,095)
Accumulate benefit plans adjustment [Member]
Balance			(141,987)	(179,423)
AOCI reclassifications	8,178	11,789
Other comprehensive income loss net of taxes	8,178	11,789
Ending Balance OCI	(133,809)	(167,634)
Accumulated translation adjustments (Domain) [Member]
Balance			(286,744)	(174,349)
Other comprehensive income (loss) before reclassifications	(203,099)	(95,360)
Other comprehensive income loss net of taxes	(203,099)	(95,360)
Ending Balance OCI	(489,843)	(269,709)
Total, before non-controlling interests
Balance			(550,587)	(492,113)
Other comprehensive income (loss) before reclassifications	(207,386)	(95,236)
AOCI reclassifications	26,107	25,911
Other comprehensive income loss net of taxes	(181,279)	(69,325)
Ending Balance OCI	(731,866)	(561,438)
Noncontrolling interests not subject to put provisions [Member]
Balance			825	2,869
Other comprehensive income (loss) before reclassifications	(3,579)	(1,554)
Other comprehensive income loss net of taxes	(3,579)	(1,554)
Ending Balance OCI	$ (2,754)	$ 1,315